Variable Interest Entities (Tables)	6 Months Ended
Jun. 30, 2022
Variable Interest Entity, Primary Beneficiary, Does Not Hold Majority Voting Interest, Disclosures [Abstract]
Schedule of Financial Information of VIE's	The revenues, income before income taxes and net cash provided by operating activities for our variable interest entities for the three and six months ended June 30, 2022 and 2021 are as follows:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Revenues	$29	$24	$55	$49
Income before income taxes	3	2	6	4
Net cash provided by operating activities	3	4	7	8